SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable	$ 748,032	$ 340,378
Less reserve for uncollectable accounts	(75,000)	(75,000)
Total	$ 673,032	$ 265,378